Cash flow - additional information (Details) £ in Millions, $ in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2026 GBP (£)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2025 USD ($)	Dec. 31, 2026 GBP (£)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure Of Cash Flow [Line Items]
Decrease in net cash generated from operating activities	£ 1,093
Income taxes paid, classified as operating activities	1,224		£ 1,576
Research and development expense	188		174
Net cash used in investing activities	(300)		1,012
Increase in net cash used in investing activities	(1,312)
Net proceeds from disposal of shares in associate, net of tax	0		1,052
Purchase of short term investment products, including treasury bills	10		14
Purchase of property, plant and equipment, classified as investing activities	134		103
Purchase of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets	£ 163		140
Decrease in purchases of property plant and equipment and intangibles	16.40%	16.40%
Net cash used in financing activities	£ (4,663)		(4,117)
Outflow due to dividend payment	2,634		2,609
Interest paid, classified as financing activities	£ 905		£ 879
Proportion of average cost of debt	4.90%	4.90%	5.10%	5.10%
Net inflow (outflow) from borrowings	£ (151)		£ 505
Outflows relating to derivative financial instruments	(39)		(445)
Purchases of own shares	649		450
Forecast
Disclosure Of Cash Flow [Line Items]
Purchase of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets					£ 750
Factoring of receivables
Disclosure Of Cash Flow [Line Items]
Amount factored	667		674
Other payables	132		122
ITG Brands
Disclosure Of Cash Flow [Line Items]
Credit in respect of settlement of historical litigations with ITG brands	149	$ 200	0
US
Disclosure Of Cash Flow [Line Items]
Income taxes paid, classified as operating activities			491	$ 624
US | 2024 to 2025
Disclosure Of Cash Flow [Line Items]
Tax payments deferred to subsequent period			700	895
US | 2025 Q1 to 2025 Q2
Disclosure Of Cash Flow [Line Items]
Tax payments deferred to subsequent period			209	$ 271
FII GLO
Disclosure Of Cash Flow [Line Items]
Payments (proceeds) in respect of litigation claim settlements	111		368
Settlement payments	44					£ 479	£ 50	£ 50	£ 50
Interest paid on litigation settlements	67
FII GLO | Forecast
Disclosure Of Cash Flow [Line Items]
Settlement payments					£ 222
Engle Progeny Cases
Disclosure Of Cash Flow [Line Items]
Payments (proceeds) in respect of litigation claim settlements	£ (2)		£ 42